UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2668

Oppenheimer Rochester AMT-Free Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Principal Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—108.8%
Alabama—3.7%
$900,000	AL Space Science Exhibit Finance Authority[1]	6.000%		10/01/2025	$920,223
20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[2]	5.500		04/01/2041	22,524,200
385,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.125		12/01/2025	372,811
220,000	Cooperative District, AL Fort Deposit[1]	6.000		02/01/2036	182,424
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	6.750		02/01/2029	3,832,430
200,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)[1]	5.100		05/01/2016	203,812
10,000,000	Jefferson County, AL Sewer[1]	0.000	[9]	10/01/2050	5,921,900
20,185,000	Jefferson County, AL Sewer[1]	0.000	[9]	10/01/2046	12,063,565
8,750,000	Jefferson County, AL Sewer[1]	0.000	[9]	10/01/2050	5,762,575
8,000,000	Jefferson County, AL Sewer[1]	6.000		10/01/2042	8,752,720
7,500,000	Jefferson County, AL Sewer[1]	6.500		10/01/2053	8,417,400
4,000,000	Jefferson County, AL Sewer[1]	7.000		10/01/2051	4,708,040
					73,662,100

Alaska—0.0%
750,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[3]	6.120		08/01/2031	255,457
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4]	5.875		12/01/2027	269,934
90,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2032	72,020
					597,411

Arizona—2.7%
200,000	Centerra, AZ Community Facilities District[1]	5.150		07/15/2031	200,514
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900		07/15/2022	1,089,491
330,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125		07/15/2027	351,658
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200		07/15/2032	530,860
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450		07/15/2021	309,734
200,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625		07/15/2025	202,682
450,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800		07/15/2030	455,310
447,000	Festival Ranch, AZ Community Facilities District[1]	5.750		07/01/2032	454,402
595,000	Festival Ranch, AZ Community Facilities District[1]	5.800		07/15/2032	618,836
250,000	Gladden Farms, AZ Community Facilities District[1]	5.500		07/15/2031	253,857
495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[4]	8.500		04/20/2041	197,950
420,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500		07/01/2022	443,440
200,000	Marley Park, AZ Community Facilities District[1]	5.300		07/15/2031	201,322

1         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Arizona (Continued)
$321,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300%	07/01/2030	$321,889
980,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800	07/15/2032	1,001,364
375,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	378,701
750,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000	01/01/2029	716,258
870,000	Phoenix, AZ IDA (Eagle College Prep)	5.000	07/01/2033	851,347
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	504,330
1,000,000	Phoenix, AZ IDA (Great Hearts Academies)	6.300	07/01/2042	1,072,030
8,500,000	Phoenix, AZ IDA (Rowan University)	5.250	06/01/2034	9,278,855
2,980,000	Pima County, AZ IDA (Arizona Charter School)	5.375	07/01/2031	3,108,051
1,630,000	Pima County, AZ IDA (Arizona Charter School)[1]	5.000	07/01/2026	1,635,835
3,950,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500	07/01/2037	4,000,402
1,235,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,255,044
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.250	06/01/2026	503,065
1,430,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	1,438,923
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	505,595
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	253,995
355,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2033	355,249
2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600	07/01/2023	2,555,635
650,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750	12/01/2037	630,585
500,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670	12/01/2027	494,970
760,000	Pima County, AZ IDA (Tucson Country Day School)[1]	5.000	06/01/2037	725,336
250,000	Pima County, AZ IDA (Valley Academy)[1]	6.500	07/01/2038	263,940
500,000	Quail Creek, AZ Community Facilities District[1]	5.550	07/15/2030	505,040
1,000,000	Rio Rico, AZ Fire District[1]	7.000	07/01/2030	1,119,020
10,000,000	Salt Verde, AZ Financial Corp.[1]	5.000	12/01/2037	11,334,600
100,000	Salt Verde, AZ Financial Corp.[1]	5.500	12/01/2029	121,700
18,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	18,739
1,655,000	Tartesso West, AZ Community Facilities District[1]	5.900	07/15/2032	1,725,702
1,625,000	Vistancia, AZ Community Facilities District[1]	6.750	07/15/2022	1,630,103
500,000	Westpark, AZ Community Facilities District[1]	5.250	07/15/2031	504,940
				54,121,299

Arkansas—0.1%
300,000	Arkadelphia, AR Public Education Facilities Board (Ouachita Baptist University)[1]	5.375	03/01/2038	303,381

2         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Arkansas (Continued)
$2,015,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[4]	6.250%		02/01/2038	$1,123,524
					1,426,905

California—16.6%
675,000	Adelanto, CA Public Utility Authority[1]	6.750		07/01/2039	798,451
1,615,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250		09/01/2040	1,675,353
830,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2029	861,747
1,000,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2026	1,035,130
2,340,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2025	2,422,696
8,000,000	CA County Tobacco Securitization Agency	7.750	[5]	06/01/2046	503,520
129,820,000	CA County Tobacco Securitization Agency	6.700	[5]	06/01/2050	2,649,626
38,650,000	CA County Tobacco Securitization Agency	7.550	[5]	06/01/2055	294,513
6,060,000	CA County Tobacco Securitization Agency	7.234	[5]	06/01/2033	1,596,022
6,000,000	CA County Tobacco Securitization Agency	6.650	[5]	06/01/2046	184,740
7,000,000	CA County Tobacco Securitization Agency	5.312	[5]	06/01/2046	242,550
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.651	[5]	06/01/2046	3,101,550
160,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700		06/01/2046	132,318
50,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	49,949
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	4,999,600
21,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	20,997,690
10,200,000	CA County Tobacco Securitization Agency (TASC)[1]	0.748		06/01/2036	8,849,214
2,315,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	1,874,942
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500		04/01/2031	3,914,797
4,335,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2036	3,525,092
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.046	[5]	06/01/2047	3,469,400
59,700,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.300		06/01/2037	47,472,246
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[2]	5.750		07/01/2039	23,310,800
25,000	CA HFA (Home Mtg.)[1]	5.450		08/01/2033	25,728
590,000	CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda Valley)[1]	5.950		11/15/2039	591,263
350,000	CA M-S-R Energy Authority[1]	6.500		11/01/2039	476,543
10,000,000	CA M-S-R Energy Authority[1]	7.000		11/01/2034	14,000,200
250,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	311,560

3         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

California (Continued)
$2,130,000	CA Public Works[1]	6.625%		11/01/2034	$2,139,947
15,000,000	CA Public Works (Regents University)[1]	5.000		12/01/2031	18,438,750
450,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	535,842
1,000,000	CA School Finance Authority Charter School (Coastal Academy)	5.000		10/01/2033	1,039,450
14,000,000	CA Silicon Valley Tobacco Securitization Authority	8.840	[5]	06/01/2047	1,000,160
7,000,000	CA Silicon Valley Tobacco Securitization Authority	9.800	[5]	06/01/2036	1,315,020
1,995,000	CA Statewide CDA (Aspire Public Schools)[1]	6.000		07/01/2040	2,049,703
885,000	Cathedral City, CA Redevel. Agency[1]	5.000		08/01/2033	1,010,705
1,450,000	Cathedral City, CA Redevel. Agency[1]	5.000		08/01/2032	1,661,163
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2036	2,049,320
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	641,575
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.200		09/01/2027	1,026,030
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.250		09/01/2037	2,031,900
20,000,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000		06/01/2036	23,133,600
950,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X1	5.250		09/01/2037	966,957
250,000	Hemet, CA Unified School District[1]	5.125		09/01/2036	251,075
420,000	Hemet, CA Unified School District[1]	5.050		09/01/2026	422,360
500,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.750		09/01/2039	502,305
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[5]	06/01/2047	5,592,000
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000	[5]	06/01/2057	3,660,648
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[5]	06/01/2057	3,464,415
175,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2028	182,374
135,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2030	140,627
155,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2029	161,504
205,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2032	213,479
150,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2031	156,229
1,270,000	Lake Elsinore, CA Special Tax[1]	5.150		09/01/2025	1,316,418
1,245,000	Lake Elsinore, CA Special Tax[1]	5.250		09/01/2030	1,288,401
200,000	Lake Elsinore, CA Special Tax[1]	5.350		09/01/2036	200,316
2,750,000	Lammersville, CA Joint Unified School District Special Tax Community Facilities District (Mountain House-Shea)	6.000		09/01/2043	3,205,409
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2029	484,390
415,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2025	401,106

4         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

California (Continued)
$375,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]%	09/01/2026	$362,385
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2027	853,556
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2028	962,800
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2030	484,185
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2032	966,170
1,000,000	Lancaster, CA Financing Authority (School District)[1]	5.000		02/01/2026	964,070
3,950,000	Loma Linda, CA Redevel. Agency Tax Allocation[1]	5.250		07/01/2030	4,003,996
1,250,000	Los Alamitos, CA Unified School District COP	0.000	[9]	08/01/2042	910,563
180,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	186,340
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation[1]	7.000		09/01/2031	1,555,475
2,930,000	Marysville, CA (Fremont-Rideout Health)[1]	5.000		01/01/2029	3,159,946
4,010,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500		09/01/2041	4,147,864
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000		09/01/2037	648,043
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2037	1,278,938
20,000,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.500		06/01/2045	15,701,800
955,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)[1]	5.750		10/01/2030	991,758
735,000	Palm Desert, CA Financing Authority[1]	5.000		04/01/2027	740,446
550,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2026	550,831
1,510,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2037	1,511,631
620,000	Perris, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2037	620,260
1,260,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.350		09/01/2036	1,290,807
1,000,000	Romoland, CA School District Special Tax Community Facilities District[1]	5.400		09/01/2036	1,013,880
1,000,000	Roseville, CA Natural Gas Finance Authority[1]	5.000		02/15/2025	1,151,010
345,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.625		09/01/2035	357,182
10,000,000	San Francisco, CA City & County COP[2]	5.000		10/01/2033	11,211,872
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2041	308,100
350,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000		08/01/2041	428,890

5         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

California (Continued)
$1,620,000	San Gorgonio, CA Memorial Health Care District[1]	7.000%		08/01/2027	$1,906,967
350,000	San Jose, CA Finance Authority (Convention Center)[1]	5.500		05/01/2031	406,819
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750		06/01/2026	2,544,926
52,555,000	Silicon Valley CA Tobacco Securitization Authority	9.140	[5]	06/01/2047	3,754,529
47,250,000	Southern CA Tobacco Securitization Authority	7.100	[5]	06/01/2046	981,383
13,675,000	Southern CA Tobacco Securitization Authority	6.400	[5]	06/01/2046	306,047
22,445,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	16,891,658
11,930,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	9,585,636
235,000	Temecula Valley, CA Unified School District Community Facilities District No. 2004[1]	5.000		09/01/2037	240,760
3,000,000	Val Verde, CA Unified School District[1]	5.500		08/01/2030	3,399,720
100,000	Victor Valley, CA Union High School District[1]	5.050		09/01/2025	100,702
1,160,000	Victor Valley, CA Union High School District[1]	5.100		09/01/2035	1,161,508
					327,693,871

Colorado—1.9%
1,000,000	CO Andonea Metropolitan District No. 3[3]	6.250		12/01/2035	559,620
4,015,000	CO Broomfield Village Metropolitan District No. 2[1]	6.250		12/01/2032	3,810,837
400,000	CO Central Marksheffel Metropolitan District[1]	7.250		12/01/2029	402,348
294,000	CO Crystal Crossing Metropolitan District[4]	6.000		12/01/2036	179,657
125,000	CO E-470 Public Highway Authority	6.814	[5]	09/01/2025	87,000
1,500,000	CO Educational and Cultural Facilities Authority (Free Horizon Charter School)[1]	6.125		06/15/2040	1,677,390
4,315,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)[1]	6.450		11/01/2040	4,888,766
500,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750		12/01/2036	357,140
1,000,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	731,290
745,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250		12/01/2040	786,467
500,000	CO High Plains Metropolitan District[3]	6.250		12/01/2035	279,930
228,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	193,025
415,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	416,980
368,000	CO International Center Metropolitan District No. 3[1]	6.500		12/01/2035	320,219
500,000	CO Liberty Ranch Metropolitan District[1]	6.250		12/01/2036	444,805
625,000	CO Madre Metropolitan District No. 2[1]	5.500		12/01/2036	479,344
2,770,000	CO Murphy Creek Metropolitan District No. 3[3]	6.000		12/01/2026	1,366,801
2,850,000	CO Murphy Creek Metropolitan District No. 3[4]	6.125		12/01/2035	1,391,740
1,945,000	CO North Range Metropolitan District No. 1[1]	5.000		12/15/2024	1,966,745
500,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	506,710
1,250,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	1,289,450
1,000,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	976,790
1,875,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	1,775,662
750,000	CO Potomac Farms Metropolitan District[1]	7.250		12/01/2037	639,810
120,000	CO Potomac Farms Metropolitan District[1]	7.625		12/01/2023	115,352

6         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Colorado (Continued)
$780,000	CO Prairie Center Metropolitan District No. 3[1]	5.400%		12/15/2031	$806,957
440,000	CO Prairie Center Metropolitan District No. 3[1]	5.250		12/15/2021	458,440
730,000	CO Regency Metropolitan District[4]	5.750		12/01/2036	627,391
1,000,000	CO Serenity Ridge Metropolitan District No. 2[3]	7.500		12/01/2034	1,006,190
358,000	CO Silver Peaks Metropolitan District[1]	5.750		12/01/2036	240,751
1,000,000	CO Sorrell Ranch Metropolitan District[4]	6.750		12/15/2036	508,640
966,000	CO Wheatlands Metropolitan District[1]	6.000		12/01/2025	970,559
175,000	Fairplay, CO Sanitation District[1]	5.250		12/15/2031	173,042
180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000		12/01/2018	190,361
1,720,000	Loveland, CO Special Assessment[1]	5.625		07/01/2029	1,519,500
1,495,000	Public Authority for CO (Natural Gas Energy)[1]	6.250		11/15/2028	1,926,666
500,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	554,995
250,000	Tallyns Reach CO Metropolitan District No. 3	5.125		11/01/2038	256,335
110,000	Tallyns Reach CO Metropolitan District No. 3	5.000		12/01/2033	112,681
3,824,161	Woodmen Heights, CO Metropolitan District No. 1	0.000	[9]	12/15/2041	1,918,429
1,047,237	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	1,003,976
					37,918,791

Connecticut—0.1%
500,000	Georgetown, CT Special Taxing District[3]	5.125		10/01/2036	198,490
8,729,856	Mashantucket Western Pequot Tribe CT10	4.000		07/01/2031	1,749,114
					1,947,604

Delaware—0.3%
3,575,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	3,586,440
630,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000		07/01/2030	577,924
1,000,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000		07/01/2025	956,870
2,274,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	1,738,337
					6,859,571

District of Columbia—0.8%
25,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450		11/01/2034	25,003
2,100,000	District of Columbia Center for Strategic & International Studies[1]	6.625		03/01/2041	2,291,436
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.375		03/01/2031	2,189,540
1,000,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000		10/01/2030	1,055,870
4,385,000	District of Columbia Tobacco Settlement Financing Corp.	6.750		05/15/2040	4,384,518
2,570,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500		05/15/2033	2,971,742

7         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

District of Columbia (Continued)
$72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375	[5]%	06/15/2046	$2,429,891
400,000	District of Columbia University (Gallaudet University)[1]	5.500		04/01/2034	447,436
					15,795,436

Florida—12.5%
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[1]	6.750		12/01/2030	116,377
1,860,000	Amelia Concourse, FL Community Devel. District[4]	5.750		05/01/2038	723,912
1,120,000	Arlington Ridge, FL Community Devel. District[3]	5.500		05/01/2036	439,421
435,000	Avignon Villages, FL Community Devel. District[4]	5.300		05/01/2014	56,789
250,000	Avignon Villages, FL Community Devel. District[4]	5.400		05/01/2037	32,637
1,370,000	Baywinds, FL Community Devel. District[1]	5.250		05/01/2037	1,208,998
1,835,000	Boynton Village, FL Community Devel. District Special Assessment[1]	6.000		05/01/2038	1,858,066
1,195,000	Cascades, FL Groveland Community Devel. District[1]	5.300		05/01/2036	1,199,792
2,370,000	Chapel Creek, FL Community Devel. District Special Assessment[4]	5.500		05/01/2038	1,410,979
1,675,000	Clearwater Cay, FL Community Devel. District[3]	5.500		05/01/2037	631,961
2,280,000	Creekside, FL Community Devel. District[3]	5.200		05/01/2038	1,028,622
875,000	Crosscreek, FL Community Devel. District[4]	5.500		05/01/2017	373,047
415,000	Crosscreek, FL Community Devel. District[4]	5.600		05/01/2039	177,105
5,400,000	Cypress Creek of Hillsborough County, FL Community Devel. District[1]	5.350		05/01/2037	5,244,642
700,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000		06/01/2022	700,084
1,625,000	Dupree Lakes, FL Community Devel. District[1]	5.375		05/01/2037	1,534,926
655,000	Durbin Crossing, FL Community Devel. District Special Assessment[4]	5.250		11/01/2015	628,315
2,165,000	East Homestead, FL Community Devel. District[1]	5.375		05/01/2036	2,180,068
1,225,000	East Homestead, FL Community Devel. District[1]	5.450		05/01/2036	1,246,327
185,000	East Homestead, FL Community Devel. District[1]	7.250		05/01/2021	199,258
350,000	East Homestead, FL Community Devel. District	5.000		11/01/2033	357,178
480,000	Escambia County, FL Health Facilities Authority[1]	5.950		07/01/2020	511,771
2,550,000	FL Capital Trust Agency (American Opportunity)[3]	5.875		06/01/2038	1,389,673
1,775,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	8.260		07/15/2038	798,714
5,437,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	7.000		07/15/2032	2,446,541
10,440,000	FL COP (Dept. of Management Services)[2]	5.250		08/01/2028	11,883,748
10,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000		08/01/2017	10,119
1,250,000	FL HEFFA (Bethune-Cookman University)[1]	5.375		07/01/2032	1,487,825
1,100,000	FL Lake Ashton II Community Devel. District[1]	5.375		05/01/2036	846,945
935,000	FL Principal One Community Devel. District[1]	5.650		05/01/2035	942,873

8         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Florida (Continued)
$3,865,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300%	05/01/2037	$3,901,949
145,000	Forest Creek, FL Community Devel. District[1]	5.450	05/01/2036	145,347
226,868	Forest Creek, FL Community Devel. District	5.450	05/01/2036	202,441
920,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1]	5.500	05/01/2038	886,889
16,000,000	Greater Orlando, FL Aviation Authority[2]	5.000	10/01/2032	18,088,160
195,000	Heritage Isles, FL Community Devel. District[4]	7.100	10/01/2023	36,085
1,215,000	Heritage Plantation, FL Community Devel. District[3]	5.400	05/01/2037	388,861
120,000	Hialeah, FL Hsg. Authority[1]	5.800	06/20/2033	121,944
280,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A4	5.500	05/01/2036	111,255
3,820,000	Highlands, FL Community Devel. District	5.550	05/01/2036	2,823,820
745,000	Hillsborough County, FL IDA (Senior Care Group)[4]	6.750	07/01/2029	372,418
430,000	Indigo, FL Community Devel. District[4]	5.750	05/01/2036	260,816
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250	08/15/2027	36,032
1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)	5.000	09/01/2029	1,356,580
1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)	5.000	09/01/2037	1,058,690
250,000	Lakeside Landings, FL Devel. District[4]	5.500	05/01/2038	109,137
500,000	Legends Bay, FL Community Devel. District[1]	5.875	05/01/2038	367,380
1,835,000	Lucaya, FL Community Devel. District[1]	5.375	05/01/2035	1,702,788
530,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	330,980
1,775,000	Magnolia Creek, FL Community Devel. District[3]	5.900	05/01/2039	613,600
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[4]	5.350	05/01/2037	780,558
25,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.000	10/01/2037	25,083
6,295,000	Miromar Lakes, FL Community Devel. District[1]	6.875	05/01/2035	6,363,741
790,000	Miromar Lakes, FL Community Devel. District	5.375	05/01/2032	849,590
3,500,000	Monterey/Congress, FL Community Devel. District Special Assessment[1]	5.375	05/01/2036	3,217,935
8,525,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	6,081,820
9,405,000	Myrtle Creek, FL Improvement District Special Assessment[1]	5.200	05/01/2037	9,560,747
485,000	Naturewalk, FL Community Devel. District[4]	5.500	05/01/2038	241,414
580,000	Naturewalk, FL Community Devel. District[3]	5.300	05/01/2016	288,341
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	254,377
10,000,000	Orange County, FL School Board COP[2]	5.500	08/01/2034	11,276,500
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.625	05/01/2042	1,138,050
450,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.000	05/01/2032	499,356

9         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Florida (Continued)
$1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[4]	7.000%	07/01/2036	$375,038
1,895,000	Palm Coast Park, FL Community Devel. District Special Assessment[1]	5.700	05/01/2037	1,333,455
2,200,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	2,224,904
300,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.250	08/01/2016	310,842
460,000	Palm River, FL Community Devel. District[4]	5.150	05/01/2013	181,268
510,000	Palm River, FL Community Devel. District[3]	5.375	05/01/2036	201,282
2,000,000	Parkway Center, FL Community Devel. District, Series A1	6.125	05/01/2024	1,959,140
2,195,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	2,097,915
1,305,000	Pine Ridge Plantation, FL Community Devel. District	5.400	05/01/2037	1,150,083
1,385,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	1,374,543
425,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	427,448
340,000	Portico, FL Community Devel. District[1]	5.450	05/01/2037	234,447
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[3]	5.250	05/01/2012	1,336,202
490,000	Portofino Cove, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	192,457
980,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.400	05/01/2038	384,895
285,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.200	05/01/2017	111,843
14,330,000	Quarry, FL Community Devel. District[1]	5.500	05/01/2036	14,328,710
10,020,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	8,732,731
4,175,000	Reunion East, FL Community Devel. District	7.375	05/01/2033	4,241,299
1,710,000	Reunion East, FL Community Devel. District[3]	5.800	05/01/2036	1,111,534
1,850,000	Reunion East, FL Community Devel. District[3]	7.375	05/01/2033	1,202,537
1,110,000	Ridgewood Trails, FL Community Devel. District	5.650	05/01/2038	550,061
2,500,000	River Glen, FL Community Devel. District Special Assessment[4]	5.450	05/01/2038	997,150
400,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	240,000
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	4,943,649
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.750	07/01/2030	3,858,779
3,750,000	South Bay, FL Community Devel. District[3]	5.375	05/01/2013	1,313,813
5,400,000	South Bay, FL Community Devel. District[4]	5.950	05/01/2036	2,082,456
1,985,000	South Bay, FL Community Devel. District[3]	5.125	11/01/2009	764,940
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000	08/01/2045	1,689,525
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250	10/01/2041	345,452

10         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Florida (Continued)
$1,460,000	St. John’s Forest, FL Community Devel. District, Series A1	6.125%		05/01/2034	$1,460,964
500,000	Tern Bay, FL Community Devel. District[3]	5.375		05/01/2037	122,000
6,020,000	Tern Bay, FL Community Devel. District[3]	5.000		05/01/2015	1,467,917
4,245,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000		05/01/2036	4,033,939
220,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.250		05/01/2037	203,084
8,390,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.800		05/01/2035	8,391,594
5,225,000	Verandah East, FL Community Devel. District[1]	5.400		05/01/2037	4,561,530
4,000,000	Verandah, FL Community Devel District[1]	5.250		05/01/2036	3,622,360
8,385,000	Verona Walk, FL Community Devel. District[1]	5.375		05/01/2037	8,166,235
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.550		05/01/2039	187,047
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.350		05/01/2017	1,142,323
1,575,000	Villages of Westport, FL Community Devel. District[4,6]	5.700		05/01/2035	789,626
4,575,000	Vista, FL Community Devel. District Special Assessment[1]	5.375		05/01/2037	4,299,585
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.125		05/01/2013	440,940
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.500		05/01/2037	726,921
5,395,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.500		05/01/2036	5,341,320
516,156	Watergrass, FL Community Devel. District Special Assessment[1]	6.960		11/01/2017	491,489
950,000	Waterlefe, FL Community Devel. District Golf Course[4]	8.125		10/01/2025	65,778
16,000	Waters Edge, FL Community Devel. District	5.350		05/01/2039	16,080
815,000	Waters Edge, FL Community Devel. District	0.000	[9]	05/01/2039	504,322
5,920,000	Waters Edge, FL Community Devel. District[1]	5.300		05/01/2036	5,938,589
1,785,000	Waterstone, FL Community Devel. District[4]	5.500		05/01/2018	708,252
7,350,000	West Villages, FL Improvement District[4]	5.800		05/01/2036	4,375,823
285,000	West Villages, FL Improvement District[4]	5.350		05/01/2015	218,957
3,125,000	West Villages, FL Improvement District	5.500		05/01/2038	3,088,469
4,925,000	Westridge, FL Community Devel. District[4]	5.800		05/01/2037	1,855,740
5,840,000	Westside, FL Community Devel. District[3]	5.650		05/01/2037	2,922,628
4,795,000	World Commerce, FL Community Devel. District Special Assessment[1]	6.125		05/01/2035	4,796,055
2,250,000	Wyld Palms, FL Community Devel. District[4]	5.400		05/01/2015	687,960
1,445,000	Wyld Palms, FL Community Devel. District[4]	5.500		05/01/2038	442,228
450,000	Zephyr Ridge, FL Community Devel. District[4]	5.250		05/01/2013	177,192
990,000	Zephyr Ridge, FL Community Devel. District[4]	5.625		05/01/2037	390,377
					247,095,119

Georgia—0.9%
5,000	Atlanta, GA HDC (Bedford Tower)	6.250		01/01/2015	5,022

11         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Georgia (Continued)
$230,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500%	01/01/2031	$273,569
565,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)	5.000	11/01/2048	585,278
425,000	Atlanta, GA Water & Wastewater Authority[1]	5.000	11/01/2039	426,407
7,425,000	DeKalb County, GA Devel. Authority Public Purpose[1]	5.500	12/10/2023	7,544,245
4,435,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	4,447,108
3,005,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	3,013,204
15,000	GA Municipal Electric Authority[1]	6.600	01/01/2018	16,086
520,000	Randolph County, GA GO	5.000	04/01/2030	559,811
				16,870,730

Idaho—0.1%
60,000	ID Health Facilities Authority (Trinity Health Corp.)[1]	6.250	12/01/2033	70,048
1,000,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)[1]	6.250	07/01/2045	1,071,630
				1,141,678

Illinois—12.0%
400,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625	01/01/2018	371,728
1,575,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	1,609,382
25,000	Chicago, IL GO1	5.000	01/01/2042	24,999
4,000,000	Chicago, IL GO1	5.000	01/01/2029	4,175,440
10,000,000	Chicago, IL Park District (Harbor Facilities)[2]	5.250	01/01/2040	10,838,500
6,000,000	Chicago, IL Park District (Harbor Facilities)[2]	5.250	01/01/2037	6,582,780
2,400,000	Cook County, IL Community School District GO1	7.125	06/01/2024	2,706,672
949,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500	03/01/2017	189,800
500,000	Country Club Hills, IL GO1	5.000	12/01/2031	517,505
40,000	Country Club Hills, IL GO1	5.000	12/01/2032	41,342
475,000	Country Club Hills, IL GO1	5.000	12/01/2030	491,772
410,000	Country Club Hills, IL GO1	5.000	12/01/2027	424,235
395,000	Country Club Hills, IL GO1	5.000	12/01/2026	408,134
435,000	Country Club Hills, IL GO1	5.000	12/01/2028	450,360
455,000	Country Club Hills, IL GO1	5.000	12/01/2029	471,198
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	323,021
100,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.400	03/01/2016	102,278
812,500	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375	03/01/2034	692,144
1,000,000	Harvey, IL GO	5.625	12/01/2032	738,010
2,225,000	Harvey, IL GO	5.500	12/01/2027	1,754,257
4,950,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875	08/01/2028	4,120,182
1,920,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.125	09/01/2025	1,925,606
2,215,000	IL Finance Authority (Illinois Institute of Technology)[1]	7.125	02/01/2034	2,409,211

12         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$155,000	IL Finance Authority (Illinois Institute of Technology)[1]	6.500%	02/01/2023	$168,755
1,000,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2036	996,050
1,010,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2026	1,015,717
9,660,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2031	9,683,184
450,000	IL Finance Authority (Lake Forest College)	6.000	10/01/2048	500,098
500,000	IL Finance Authority (Lake Forest College)	5.750	10/01/2032	549,470
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[2]	6.000	08/15/2039	23,510,400
50,000	IL Finance Authority (OSF Healthcare System)[1]	7.125	11/15/2037	60,281
75,000	IL Finance Authority (OSF Healthcare System)[1]	7.125	11/15/2035	75,232
10,190,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	12,796,908
8,335,000	IL Finance Authority (Resurrection Health Care)[1]	5.250	05/15/2029	9,063,812
6,665,000	IL Finance Authority (Resurrection Health Care)[2]	5.250	05/15/2029	7,247,783
5,000,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	5,725,550
2,680,000	IL Finance Authority (Roosevelt University)[1]	6.250	04/01/2029	2,963,624
22,915,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2039	25,217,270
6,270,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2037	6,493,902
3,250,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2032	3,375,937
5,600,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	6,168,400
5,855,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2044	6,424,223
10,000,000	IL Finance Authority (Trinity Health Corp.)[2]	5.000	12/01/2030	11,216,575
700,000	IL GO	5.000	08/01/2025	764,533
1,000,000	IL GO	5.500	07/01/2038	1,096,990
1,500,000	IL GO	5.000	03/01/2037	1,577,400
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.500	06/15/2050	359,799
2,000,000	IL Sports Facilities Authority[1]	5.250	06/15/2032	2,256,740
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2031	1,597,912
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2027	1,214,327
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2028	1,295,295
4,481,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	4,487,946
2,718,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	2,775,105
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[4]	6.125	03/01/2040	284,525
480,000	Markham, IL GO1	5.750	02/01/2028	493,166
1,094,000	Plano, IL Special Service Area No. 5[4]	6.000	03/01/2036	650,613
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	448,165
4,320,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	3,598,906
1,635,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	1,319,134

13         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Illinois (Continued)
$12,000,000	Springfield, IL Electric[1]	5.000%		03/01/2030	$12,499,080
12,000,000	University of Illinois (Auxiliary Facilities System)[2]	5.750		04/01/2038	13,810,800
1,975,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250		12/30/2026	2,036,580
940,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750		03/01/2036	967,815
3,822,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450		03/01/2034	3,827,848
1,870,000	Yorkville, IL United City Special Services Area Special Tax	5.000		03/01/2033	1,867,644
2,295,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875		03/01/2036	2,342,392
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[4]	6.250		03/01/2035	884,550
					237,078,992

Indiana—1.5%
1,700,000	Carmel, IN Redevel. District COP[1]	6.500		07/15/2035	1,898,135
1,000,000	Hammond, IN Local Public Improvement District[1]	6.750		08/15/2035	1,014,860
1,000,000	Hammond, IN Local Public Improvement District[1]	6.500		08/15/2030	1,013,420
465,000	Hammond, IN Local Public Improvement District[1]	5.000		02/01/2024	488,952
4,250,000	IN Finance Authority (Marian University)[1]	6.375		09/15/2041	4,678,060
4,750,000	IN Finance Authority (Marian University)[1]	6.500		09/15/2030	5,308,885
2,885,000	IN Finance Authority (Marian University)[1]	5.250		09/15/2025	3,037,559
325,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000		07/01/2039	336,174
3,985,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	6.000		07/01/2040	4,234,700
1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750		07/01/2030	1,071,910
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[1]	7.000		02/01/2039	2,224,888
2,123,639	North Manchester, IN Economic Devel. (Peabody Retirement Community)[3]	1.000		12/01/2045	21
2,466,162	North Manchester, IN Economic Devel. (Peabody Retirement Community)[1]	5.130	[7]	12/01/2045	1,040,104
2,155,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500		07/01/2022	2,381,016
					28,728,684

Iowa—0.3%
750,000	IA Finance Authority (Amity Fellowserve)[1]	6.500		10/01/2036	752,903
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[4]	5.900		12/01/2028	179,956
1,500,000	IA Finance Authority (Mercy Medical Center)	5.000		08/15/2029	1,683,675
1,685,000	IA Finance Authority (Mercy Medical Center)	5.000		08/15/2028	1,901,219

14         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Iowa (Continued)
$410,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375%	06/01/2025	$375,777
				4,893,530

Kansas—0.2%
825,000	Hays, KS Sales Tax[1]	6.000	01/01/2025	825,932
156,000	Overland Park, KS Transportation Devel. District (Grass Creek)[1]	4.850	09/01/2016	159,466
2,360,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	2,299,608
				3,285,006

Kentucky—0.0%
80,000	Owens County, KY Waterworks System (AWCC/KAWC Obligated Group)[1]	6.250	06/01/2039	91,953
15,000	Springfield, KY Educational Devel. (St. Catherine College)[1]	5.750	10/01/2035	15,079
				107,032

Louisiana—2.5%
2,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	2,294,340
950,000	LA Citizens Property Insurance Corp.	5.000	06/01/2024	1,095,511
635,000	LA Citizens Property Insurance Corp.	5.000	06/01/2024	737,445
5,000,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	5,397,200
8,280,000	LA HFA (La Chateau)[1]	6.875	09/01/2029	8,849,747
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	2,294,222
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	24,499
2,000,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	1,569,320
1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[1]	6.550	09/01/2025	1,364,248
19,275,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)[1]	6.750	07/01/2039	22,560,038
2,000,000	LA Stadium & Exposition District	5.000	07/01/2032	2,266,460
50,000	LA Stadium & Exposition District[1]	5.000	07/01/2028	57,890
2,500,000	Lakeshore Villages, LA Master Community Devel. District[3]	5.250	07/01/2017	926,375
20,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2025	20,228
				49,457,523

Maine—0.4%
5,000,000	ME H&HEFA (Maine General Medical Center)[1]	7.500	07/01/2032	5,934,400
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750	07/01/2036	2,260,240
				8,194,640

Maryland—0.1%
1,000,000	MD EDC Student Hsg. (Morgan State University)[1]	5.000	07/01/2034	1,047,580

15         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Maryland (Continued)
$65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.375%		07/01/2020	$65,165
950,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250		07/01/2035	952,024
750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[4]	5.250		01/01/2037	273,135
					2,337,904

Massachusetts—0.5%
260,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500		01/01/2035	260,398
25,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2031	29,017
750,000	MA Devel. Finance Agency (Lasell College)[1]	5.500		07/01/2026	850,388
92,782	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	71,060
461,488	MA Devel. Finance Agency (Linden Ponds)	0.605	[5]	11/15/2056	461
14,103	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2039	11,013
1,733,606	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	1,351,086
6,770,000	MA Devel. Finance Agency (Merrimack College)[1]	5.250		07/01/2042	7,098,887
40,000	MA Devel. Finance Agency (Northern Berkshire Community)	6.250		08/15/2029	30,060
149,400	MA Devel. Finance Agency (Northern Berkshire Healthcare)[3]	35.005		02/15/2043	1
120,749	MA Devel. Finance Agency (Northern Berkshire Healthcare)[4]	6.000		02/15/2043	51,917
78,847	MA Devel. Finance Agency (Northern Berkshire Healthcare)[3]	3.184		02/15/2043	1
25,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250		07/01/2023	25,063
					9,779,352

Michigan—4.4%
680,000	Detroit, MI City School District	5.000		05/01/2031	739,990
1,100,000	Detroit, MI City School District	5.000		05/01/2028	1,209,923
5,000	Detroit, MI Local Devel. Finance Authority[1]	5.500		05/01/2021	4,757
13,435,000	Detroit, MI Sewer Disposal System[1]	7.500		07/01/2033	15,916,848
2,250,000	Detroit, MI Sewer Disposal System[1]	6.500		07/01/2024	2,563,110
2,155,000	Detroit, MI Water and Sewerage Dept.	5.000		07/01/2032	2,315,849
1,000,000	Detroit, MI Water Supply System[1]	5.000		07/01/2036	1,057,660
1,555,000	Detroit, MI Water Supply System[1]	5.000		07/01/2033	1,593,253
20,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375		07/01/2018	20,030
495,000	Grand Traverse Academy, MI Public School Academy[1]	5.000		11/01/2022	488,907
1,000,000	Grand Traverse Academy, MI Public School Academy[1]	4.750		11/01/2032	879,580
2,200,000	Grand Traverse Academy, MI Public School Academy[1]	4.625		11/01/2027	1,994,322
895,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2026	1,012,889
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2025	1,142,370
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2033	1,086,570
930,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2027	1,046,789
7,035,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2023	8,142,239
2,450,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2032	2,672,411

16         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Michigan (Continued)
$1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000%		07/01/2034	$1,081,550
600,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	596,028
14,600,000	MI Hospital Finance Authority (Trinity Health)[2]	6.125		12/01/2023	17,059,224
15,000	MI Hsg. Devel. Authority (Walled Lake Villa)[1]	6.000		04/15/2018	15,036
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,141,325
425,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	438,472
9,479,400	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	8,513,164
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838	[5]	06/01/2058	7,117,740
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)[1]	5.500		06/01/2035	258,252
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375		11/01/2030	306,460
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625		11/01/2035	997,619
500,000	Renaissance, MI Public School Academy	6.000		05/01/2037	526,165
5,000,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)	5.000		12/01/2037	5,477,850
35,000	Wayne County, MI Building Authority	5.250		06/01/2016	35,145
					87,451,527

Minnesota—0.2%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)[1]	5.375		02/15/2032	886,283
610,000	Minneapolis, MN Tax Increment (St. Anthony Falls)[1]	5.750		02/01/2027	610,531
965,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000		02/15/2027	968,908
1,500,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625		02/01/2031	1,536,405
110,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375		08/01/2021	113,650
115,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000		03/01/2030	117,494
					4,233,271

Mississippi—0.1%
85,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750		07/01/2031	85,221
845,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750		12/01/2024	961,652
					1,046,873

Missouri—3.0%
200,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625		03/01/2025	200,148
250,000	Branson Hills, MO Infrastructure Facilities	5.500		04/01/2027	127,500
900,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750		05/01/2026	919,008
365,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050		05/01/2027	367,467

17         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Missouri (Continued)
$1,345,000	Branson, MO IDA (Branson Landing)[1]	5.250%	06/01/2021	$1,350,098
7,120,000	Branson, MO IDA (Branson Shoppe Redevel.)[1]	5.950	11/01/2029	7,298,712
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[1]	5.875	12/01/2031	577,793
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625	04/01/2027	323,808
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500	04/01/2021	352,932
3,840,000	Hawk Ridge, MO Transportation Devel. District[1]	5.000	02/01/2030	2,413,478
435,000	Hawk Ridge, MO Transportation Devel. District[1]	4.650	02/01/2017	410,283
14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)[1]	7.200	05/01/2033	14,385,848
2,575,000	Independence, MO 39th Street Transportation[1]	6.875	09/01/2032	2,747,757
445,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	454,679
800,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	6.500	06/01/2025	813,632
1,765,000	Kansas City, MO Tax Increment (Southtown)[1]	6.000	03/01/2017	1,882,443
250,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750	03/01/2029	254,265
225,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500	03/01/2021	231,755
770,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875	10/01/2029	797,327
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750	11/01/2026	2,101,995
355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500	10/01/2031	304,200
213,000	Northwoods, MO Transportation Devel. District[1]	5.850	02/01/2031	195,606
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	5.000	05/01/2023	1,500,720
350,000	Ozark Centre, MO Transportation Devel. District[1]	5.375	09/01/2032	351,257
1,500,000	Raymore, MO Tax Increment[1]	5.375	03/01/2020	1,510,815
2,750,000	Raymore, MO Tax Increment[1]	5.625	03/01/2028	2,772,083
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.625	11/01/2025	2,519,325
950,000	St. Louis, MO IDA (Southtown Redevel.)[1]	5.125	05/01/2026	951,691
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)[4]	6.000	08/04/2025	249,153
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000	08/21/2026	531,144
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500	03/09/2027	1,179,448
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	424,421
545,000	St. Louis, MO Tax Increment (Printers Lofts)[4]	6.000	08/21/2026	255,730
466,000	St. Louis, MO Tax Increment (Washington East Condominiums)[4]	5.500	01/20/2028	313,898
783,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500	01/20/2028	711,583
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)	6.690	04/21/2029	647,644
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	232,756
3,255,000	St. Louis, MO Tax Increment, Series A	6.600	01/21/2028	2,346,041
620,000	Stone Canyon, MO Improvement District (Infrastructure)[3]	5.700	04/01/2022	307,439

18         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Missouri (Continued)
$320,000	Stone Canyon, MO Improvement District (Infrastructure)[3]	5.750%		04/01/2027	$158,678
390,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500		10/01/2029	433,988
2,500,000	University Place, MO Transportation Devel. District[1]	5.000		03/01/2032	2,507,325
					58,415,873

Montana—0.5%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	6.250		09/01/2031	8,761,656
375,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	390,754
					9,152,410

Nebraska—0.7%
7,510,000	NE Central Plains Gas Energy	5.250		09/01/2037	8,257,395
2,915,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600		09/15/2029	2,781,814
1,150,000	NE Educational Finance Authority (Concordia University)[1]	5.000		10/01/2037	1,156,187
2,200,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750		10/01/2020	2,272,072
					14,467,468

Nevada—1.6%
260,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	229,060
325,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	303,231
15,000,000	Clark County, NV Water Reclamation District[1]	5.250		07/01/2038	17,150,700
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[3]	6.850	[5]	01/01/2019	714,802
5,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.875		06/01/2021	5,157
235,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.300		08/01/2018	229,165
110,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.250		08/01/2017	108,339
75,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.200		08/01/2016	74,377
480,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2027	492,038
695,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150		08/01/2037	709,581
560,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	5.850		08/01/2018	588,201
905,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2023	938,639
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.700		06/01/2028	7,954,092

19         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Nevada (Continued)
$2,160,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.400%		06/01/2020	$2,372,026
					31,869,408

New Hampshire—3.0%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650	[5]	01/01/2029	115,076
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700	[5]	01/01/2030	1,125,873
1,000,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.750		01/01/2015	1,001,300
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.000	[5]	01/01/2023	292,891
410,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875		10/01/2039	442,288
4,010,000	NH H&EFA (Franklin Pierce College)	6.050		10/01/2034	3,584,018
20,860,000	NH H&EFA (LRG Healthcare)[2]	7.000		04/01/2038	25,387,246
475,000	NH H&EFA (LRG Healthcare)[1]	5.500		10/01/2034	543,965
21,730,000	NH H&EFA (LRGHealthcare)[2]	5.500		10/01/2034	24,884,979
1,500,000	NH H&EFA (Southern New Hampshire University)	5.000		01/01/2027	1,614,360
1,270,000	NH HE&HFA (Franklin Pierce College)	5.300		10/01/2028	1,084,923
					60,076,919

New Jersey—0.8%
4,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250		11/01/2039	4,294,440
4,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250		11/01/2044	4,267,680
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000		11/01/2030	2,209,520
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000		11/01/2032	2,207,760
3,640,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	3,128,434
250,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	305,908
					16,413,742

New Mexico—0.2%
1,495,000	Cabezon, NM Public Improvement District[1]	6.300		09/01/2034	1,552,991
270,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	279,280
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,907,848
					3,740,119

New York—1.3%
380,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	376,451
3,000,000	NY MTA, Series E	5.000		11/15/2030	3,473,280
9,305,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	10,088,388
5,985,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	5,783,306

20         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

New York (Continued)
$5,255,000	Westchester County, NY Healthcare Corp., Series A1	5.000%		11/01/2030	$5,795,529
					25,516,954

North Carolina—0.0%
20,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	20,249

Ohio—7.8%
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	6.000		06/01/2045	2,429,302
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	5.750		06/01/2031	3,730,370
6,500,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.250		06/01/2037	5,486,065
22,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.000		06/01/2042	17,734,583
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[5]	06/01/2052	7,548,880
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.251	[5]	06/01/2047	54,577,826
11,460,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	9,597,979
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	2,183,682
8,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750		06/01/2034	6,982,177
20,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2030	16,747,322
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	2,284,400
3,445,000	Cleveland-Cuyahoga County, OH Port Authority[1]	6.000		11/15/2035	3,933,260
10,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500		02/15/2027	10,020
295,000	Glenwillow Village, OH GO1	5.875		12/01/2024	296,419
1,260,000	Greene County, OH University Hsg. (Central State University)[1]	5.625		09/01/2032	1,204,598
1,000,000	Greene County, OH University Hsg. (Central State University)[1]	5.500		09/01/2027	975,670
2,500,000	Grove City, OH Tax Increment Financing[1]	5.375		12/01/2031	2,576,475
270,000	Grove City, OH Tax Increment Financing[1]	5.125		12/01/2016	289,021
805,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000		12/01/2022	819,136
3,750,000	OH Higher Education Facility Commission (Ashland University)	6.250		09/01/2024	3,603,262
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400		02/15/2034	4,173,082
2,475,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300		02/15/2024	1,762,720
4,065,000	Portage County, OH Port Authority (Northeast Ohio Medical University)	5.000		12/01/2037	4,297,193

21         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Ohio (Continued)
$510,000	Ross County, OH Hospital (Adena Health System)[1]	5.750%		12/01/2028	$576,172
645,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400		11/01/2036	320,765
					154,140,379

Oklahoma—0.7%
12,895,000	Grady County, OK Criminal Justice Authority	7.000		11/01/2041	12,525,687
770,000	Langston, OK EDA (Langston University)[1]	5.250		05/01/2026	784,438
					13,310,125

Oregon—0.0%
500,000	OR Facilities Authority (Concordia University)[1]	6.375		09/01/2040	541,265
335,000	OR Facilities Authority (Concordia University)[1]	6.125		09/01/2030	358,423
					899,688

Pennsylvania—1.0%
500,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	518,870
495,000	Luzerne County, PA IDA[1]	7.500		12/15/2019	513,176
25,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500		02/15/2033	18,928
3,225,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750		02/15/2029	2,249,470
2,000,000	PA HEFA (Shippensburg University)[1]	6.250		10/01/2043	2,231,020
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2030	3,365,520
5,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2031	5,588,150
685,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	735,690
920,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250		01/01/2021	925,824
3,445,000	Philadelphia, PA School District[1]	6.000		09/01/2038	3,907,043
55,000	Philadelphia, PA School District[1]	6.000		09/01/2038	65,586
					20,119,277

Rhode Island—1.1%
4,915,000	Central Falls, RI Detention Facility[4]	7.250		07/15/2035	2,701,824
50,000	Providence, RI HDC (Barbara Jordan Apartments)[1]	6.750		07/01/2025	50,148
13,600,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000		05/15/2039	16,059,832
725,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000		05/15/2039	839,521
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	20,254
33,305,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[5]	06/01/2052	377,679
10,375,000	RI Tobacco Settlement Financing Corp. (TASC)	6.750	[5]	06/01/2052	86,735

22         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Rhode Island (Continued)
$600,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125%		06/01/2032	$603,018
					20,739,011

South Carolina—0.8%
500,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500		12/01/2018	503,455
1,735,000	Lancaster County, SC (Sun City Carolina Lakes)[1]	5.450		12/01/2037	1,754,414
4,954,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	4,965,939
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	3.156	[5]	01/01/2021	1,513,889
600,000	SC Connector 2000 Assoc. Toll Road, Series B	2.746	[5]	01/01/2020	144,360
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	3.746	[5]	01/01/2026	1,917,544
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.250		04/01/2035	2,881,075
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.500		04/01/2042	2,377,220
15,000	SC Jobs-EDA (Myrtle Beach Convention)[1]	5.250		04/01/2036	15,017
					16,072,913

South Dakota—0.0%
500,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	5.000		06/01/2027	564,440

Tennessee—0.7%
125,000	Johnson City, TN H&EFB (Johnson City Medical Center)[1]	5.250		07/01/2028	125,520
500,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)	5.000		11/01/2027	555,655
10,665,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2027	12,293,119
					12,974,294

Texas—5.0%
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250		06/01/2031	54,200
700,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[1]	6.250		02/15/2036	700,266
7,450,000	Donna, TX GO1	6.250		02/15/2037	7,274,180
4,838,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250		10/01/2033	4,859,287
45,000	Harris County-Houston, TX Sports Authority[1]	5.000		11/15/2025	45,031
16,000,000	Houston, TX Airport System, Series A2	5.500		07/01/2039	18,130,880
300,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500		05/15/2031	361,236
250,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000		08/15/2036	273,027
250,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000		08/15/2041	271,290
7,465,000	Irving, TX Hotel Occupancy[1]	5.500		08/15/2038	7,913,049
2,900,000	Lufkin, TX Health Facilities Devel. Corp. (Memorial Health System of East Texas)[1]	6.250		02/15/2037	3,319,862
700,000	Maverick County, TX GO COP[1]	8.750		03/01/2034	690,753
2,350,000	Maverick County, TX GO COP[1]	8.750		03/01/2034	2,318,956

23         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Texas (Continued)
$8,440,000	McLennan County, TX Public Facility Corp.[1]	6.625%		06/01/2035	$8,817,268
780,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000		04/01/2045	896,821
555,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875		04/01/2036	637,479
700,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000		08/15/2042	726,418
3,695,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[4]	6.150		08/01/2022	286,362
16,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[2]	6.250		11/15/2029	18,569,280
6,544,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750		10/01/2037	7,109,860
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000		09/01/2033	393,374
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750		09/01/2027	92,694
4,500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	5,552,865
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[1]	6.000		02/15/2030	1,918,705
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	679,589
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Fontiers School)[1]	5.800		08/15/2040	1,180,437
18,750,000	TX Turnpike Authority (Central TX Turnpike System)	6.590	[5]	08/15/2037	4,771,313
100,000	Williamson County, TX1	5.125		02/15/2034	100,377
					97,944,859

Utah—0.2%
500,000	Utah County, UT Charter School (Lakeview Academy)[1]	5.000		07/15/2032	510,240
2,315,000	Utah County, UT Charter School (Lakeview Academy)[1]	5.625		07/15/2037	2,378,246
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625		07/15/2037	275,556
1,210,000	West Valley City, UT Sewer (East Hollywood High School)[1]	5.625		06/15/2037	1,127,272
					4,291,314

Vermont—0.1%
445,000	Burlington, VT GO	5.000		11/01/2032	470,992
350,000	Burlington, VT GO	5.000		11/01/2027	374,336

24         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Vermont (Continued)
$448,878	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779%		04/01/2019	$441,144
					1,286,472

Virginia—1.1%
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.500		07/15/2035	651,205
2,040,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.250		07/15/2025	1,757,338
416,000	Celebrate, VA North CDA Special Assessment[3]	6.750		03/01/2034	268,711
3,500,000	Celebrate, VA South CDA Special Assessment[4]	6.250		03/01/2037	1,925,000
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.800		03/01/2036	375,735
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.450		03/01/2036	1,614,270
371,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.125		03/01/2036	200,036
900,000	New Port, VA CDA	5.600		09/01/2036	519,597
3,375,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	3,646,012
2,630,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2038	2,669,161
675,000	Suffolk, VA IDA (Lake Prince Center)[1]	5.300		09/01/2031	680,576
950,000	VA College Building Authority (Regent University)[1]	5.000		06/01/2026	974,985
2,000,000	VA College Building Authority (Regent University)[1]	5.000		06/01/2029	2,045,440
585,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000		06/01/2036	595,401
35,170,000	VA Tobacco Settlement Authority	4.785	[5]	06/01/2047	834,584
162,770,000	VA Tobacco Settlement Authority	4.869	[5]	06/01/2047	2,895,678
					21,653,729

Washington—3.6%
4,145,000	Bremerton, WA Hsg. Authority[1]	5.500		06/01/2037	4,153,622
1,000,000	Bremerton, WA Hsg. Authority[1]	5.300		06/01/2026	1,003,280
75,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600		03/01/2028	75,011
25,000	Pierce County, WA Hsg. Authority[1]	5.800		12/01/2023	25,004
1,410,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)[1]	5.700		11/01/2035	1,423,889
3,000,000	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	3,013,350
3,920,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[1]	5.000		03/01/2025	4,253,984
80,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[1]	5.000		03/01/2025	94,495
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[2]	6.375		10/01/2036	39,585,236

25         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Washington (Continued)
$15,000,000	WA Health Care Facilities Authority (Providence Health System-Washington)[2]	5.250%		10/01/2033	$16,945,800
					70,573,671

West Virginia—0.2%
1,885,000	Brooke County, WV (Bethany College)[1]	6.750		10/01/2037	2,130,295
960,000	Brooke County, WV (Bethany College)[1]	6.500		10/01/2031	1,074,480
					3,204,775

Wisconsin—1.7%
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[4]	7.000		01/01/2026	781,130
1,475,000	WI Center District, Series A	5.000		12/15/2029	1,648,430
5,000,000	WI GO1	6.000		05/01/2036	5,937,650
750,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2039	842,168
1,230,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2035	1,389,765
1,305,000	WI H&EFA (Richland Hospital)[1]	5.375		06/01/2028	1,306,188
17,260,000	WI H&EFA (SSM Health Care Corp.)[1]	5.250		06/01/2034	19,331,890
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.060	[5]	10/01/2042	2
465,000	WI Public Finance Authority (Las Ventanas Retirement Community)[1]	7.000		10/01/2042	465,800
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.181	[5]	10/01/2042	62,700
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.125		07/01/2042	695,779
500,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750		07/15/2032	532,575
350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000		07/15/2042	372,816
					33,366,893

U.S. Possessions—11.8%
7,315,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	5,004,704
1,885,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	1,341,818
1,925,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	1,373,487
5,400,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	3,843,720
11,375,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	10,805,567
3,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2040	2,217,480
2,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2039	1,480,800
9,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	6,539,490
4,000,000	Puerto Rico Commonwealth GO1	5.625		07/01/2033	2,906,040
1,250,000	Puerto Rico Commonwealth GO1	5.375		07/01/2030	902,162
5,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	3,770,250
1,500,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	1,121,970
5,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2028	3,751,250
500,000	Puerto Rico Commonwealth GO1	5.500		07/01/2021	520,135
3,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2023	2,300,340
4,210,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	2,964,219
2,610,000	Puerto Rico Commonwealth GO1	5.000		07/01/2023	1,994,901
3,000,000	Puerto Rico Commonwealth GO1	5.125		07/01/2028	2,180,430

26         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)
$4,020,000	Puerto Rico Commonwealth GO1	5.250%		07/01/2030	$2,881,214
4,515,000	Puerto Rico Commonwealth GO1	5.000		07/01/2020	3,710,698
5,000,000	Puerto Rico Electric Power Authority, Series A6	6.750		07/01/2036	2,541,350
20,460,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2029	10,401,046
2,830,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2028	1,438,546
3,000,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250		07/01/2027	1,524,900
1,850,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.000		07/01/2022	940,078
2,500,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.000		07/01/2028	1,270,825
260,000	Puerto Rico Electric Power Authority, Series RR	5.000		07/01/2024	255,489
4,000,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2025	3,893,360
4,500,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2032	2,287,980
3,000,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2026	1,524,840
5,000,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2037	2,542,600
1,500,000	Puerto Rico Electric Power Authority, Series VV6	5.500		07/01/2020	762,075
1,690,000	Puerto Rico Electric Power Authority, Series VV	5.250		07/01/2025	1,678,981
5,000,000	Puerto Rico Electric Power Authority, Series WW6	5.500		07/01/2020	2,540,250
3,050,000	Puerto Rico Electric Power Authority, Series WW6	5.500		07/01/2038	1,550,773
2,750,000	Puerto Rico Electric Power Authority, Series WW6	5.375		07/01/2023	1,397,468
1,985,000	Puerto Rico Electric Power Authority, Series WW6	5.250		07/01/2025	1,008,876
2,000,000	Puerto Rico Electric Power Authority, Series WW6	5.000		07/01/2028	1,016,660
5,000,000	Puerto Rico Electric Power Authority, Series WW6	5.500		07/01/2021	2,540,550
1,670,000	Puerto Rico Electric Power Authority, Series XX6	5.250		07/01/2040	849,112
410,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250		07/01/2022	208,337
7,300,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250		07/01/2024	3,709,787
40,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	28,526
3,000,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2038	2,668,800
3,500,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	1,860,600
850,000	Puerto Rico Infrastructure[1]	5.500		07/01/2024	606,092
8,000,000	Puerto Rico Infrastructure	7.075	[5]	07/01/2030	2,106,960
65,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	36,945
750,000	Puerto Rico Infrastructure Financing Authority[1]	5.500		07/01/2028	525,157
8,695,000	Puerto Rico Infrastructure Financing Authority	6.070	[5]	07/01/2031	2,119,928
1,230,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	927,875
240,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	161,906
2,000,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2041	1,405,240
8,575,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	6,519,487
3,300,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2032	2,260,830
1,000,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	733,360
4,940,000	Puerto Rico Public Buildings Authority[1]	5.375		07/01/2033	3,430,583
5,615,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	2,873,027
6,380,000	Puerto Rico Sales Tax Financing Corp.	8.550	[5]	08/01/2023	3,064,123
17,650,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2037	13,235,559

27         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)

$270,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000%		08/01/2043	$187,010

18,875,000	Puerto Rico Sales Tax Financing Corp., Series A	9.410	[5]	08/01/2036	3,007,920

4,365,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.375		08/01/2039	3,215,390

50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[5]	08/01/2034	8,692,000

20,215,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	15,515,619

29,670,000	Puerto Rico Sales Tax Financing Corp., Series A	6.110	[5]	08/01/2044	4,363,567

5,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.375		08/01/2039	4,115,550

7,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	5,660,970

29,160,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.000		08/01/2040	22,327,229

32,560,000	Puerto Rico Sales Tax Financing Corp., Series C	8.020	[5]	08/01/2038	4,627,427

2,205,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2042	1,719,944

3,685,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[9]	08/01/2032	2,813,018

7,450,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	5,366,682

					233,671,882

Total Municipal Bonds and Notes (Cost $2,386,791,647)					2,146,211,713

Corporate Bonds and Notes—0.0%

67,766	Las Vegas Monorail Co., Sr. Sec. Nts.[8,10]	5.500		07/15/2019	8,132

18,270	Las Vegas Monorail Co., Sub. Nts.[8,10]	3.000	[7]	07/15/2055	1,325

Total Corporate Bonds and Notes (Cost $110)					9,457

Total Investments, at Value (Cost $2,386,791,757)—108.8%					2,146,221,170

Net Other Assets (Liabilities)—(8.8)					(173,177,191)

Net Assets—100.0%					$1,973,043,979

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

8. Received as a result of a corporate action

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Interest or dividend is paid-in-kind, when applicable.

28         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:

AHACHC	ARC/HDS Alamance Country Housing Corp.
AWCC	American Water Capital Corp.
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EF&CD	Environmental Facilities and Community Devel.
EPBH	Emma Pendleton Bradley Hospital
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KAWC	Kentucky American Water Company
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NYS	New York State
OLOLMC	Our Lady Of Lake Medical Center
OLOLRMC	Our Lady of Lourdes Regional Medical Center
RIBS	Residual Interest Bonds
RIH	Rhode Island Hospital
ROLs	Reset Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital

29         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Oppenheimer Rochester AMT-Free Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has

entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

30        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically

31        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2014, the Fund’s maximum exposure under such agreements is estimated at $88,425,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-

32        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

term floating rate securities is recorded as interest expense. At October 31, 2014, municipal bond holdings with a value of $332,064,763 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $193,270,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$10,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements) RIBS	10.270%	4/1/41	$12,524,200
5,000,000	CA Health Facilities Financing Authority ROLs	17.998	7/1/39	8,310,800
5,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS	8.270	1/1/40	5,838,500
3,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS	8.270	1/1/37	3,582,780
3,480,000	FL COP (Dept. of Management Services) DRIVERS	12.160	8/1/28	4,923,748
4,000,000	Greater Orlando, FL Aviation Authority ROLs[3]	15.361	10/1/32	6,088,160
4,000,000	Houston, TX Airport System ROLs[3]	17.129	7/1/39	6,130,880
5,000,000	IL Finance Authority (Northwestern Memorial Hospital) DRIVERS	18.600	8/15/39	8,510,400
3,335,000	IL Finance Authority ROLs[3]	11.880	12/1/30	4,551,575
1,665,000	IL Finance Authority ROLs[3]	15.821	5/15/29	2,247,783
3,650,000	MI Hospital Finance Authority ROLs[3]	19.272	12/1/23	6,109,224
10,865,000	NH H&EFA (LRG Healthcare) DRIVERS	8.700	10/1/34	14,019,979
5,215,000	NH H&EFA ROLs[3]	22.163	4/1/38	9,742,246
2,500,000	Orange County, FL School Board ROLs[3]	16.979	8/1/34	3,776,500
3,335,000	San Francisco, CA City & County COP ROLs[3]	11.860	10/1/33	4,546,872
4,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	18.686	11/15/29	6,569,280
3,000,000	University of Illinois (Auxiliary Facilities Systems) DRIVERS	17.73	4/1/38	4,810,800
7,500,000	WA Austin Trust Various States Inverse Certificates	8.378	10/1/33	9,445,800
11,265,000	WA Health Care Facilities Authority (Catholic Health Initiatives	14.700	10/1/36	17,065,236

				$138,794,763

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by

33        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $193,270,000 as of October 31, 2014.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2014 is as follows:

Cost	$84,855,116
Market Value	$35,910,442
Market value as % of Net Assets	1.82%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 31, 2014, securities with an aggregate market value of $40,845,679, representing 2.07% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $179,550 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer

34         OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public

35        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2014 based on valuation input level:

36        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$73,662,100	$—	$73,662,100
Alaska	—	597,411	—	597,411
Arizona	—	54,121,299	—	54,121,299
Arkansas	—	303,381	1,123,524	1,426,905
California	—	327,693,871	—	327,693,871
Colorado	—	36,912,601	1,006,190	37,918,791
Connecticut	—	1,947,604	—	1,947,604
Delaware	—	6,859,571	—	6,859,571
District of Columbia	—	15,795,436	—	15,795,436
Florida	—	244,889,468	2,205,651	247,095,119
Georgia	—	16,870,730	—	16,870,730
Idaho	—	1,141,678	—	1,141,678
Illinois	—	237,078,992	—	237,078,992
Indiana	—	28,728,684	—	28,728,684
Iowa	—	4,893,530	—	4,893,530
Kansas	—	3,285,006	—	3,285,006
Kentucky	—	107,032	—	107,032
Louisiana	—	49,457,523	—	49,457,523
Maine	—	8,194,640	—	8,194,640
Maryland	—	2,337,904	—	2,337,904
Massachusetts	—	9,779,350	2	9,779,352
Michigan	—	87,451,527	—	87,451,527
Minnesota	—	4,233,271	—	4,233,271
Mississippi	—	1,046,873	—	1,046,873
Missouri	—	58,415,873	—	58,415,873
Montana	—	9,152,410	—	9,152,410
Nebraska	—	14,467,468	—	14,467,468
Nevada	—	31,869,408	—	31,869,408
New Hampshire	—	60,076,919	—	60,076,919
New Jersey	—	16,413,742	—	16,413,742
New Mexico	—	3,740,119	—	3,740,119
New York	—	25,516,954	—	25,516,954
North Carolina	—	20,249	—	20,249
Ohio	—	154,140,379	—	154,140,379
Oklahoma	—	13,310,125	—	13,310,125
Oregon	—	899,688	—	899,688
Pennsylvania	—	20,119,277	—	20,119,277
Rhode Island	—	20,739,011	—	20,739,011
South Carolina	—	11,106,974	4,965,939	16,072,913
South Dakota	—	564,440	—	564,440
Tennessee	—	12,974,294	—	12,974,294
Texas	—	97,944,859	—	97,944,859
Utah	—	4,291,314	—	4,291,314
Vermont	—	1,286,472	—	1,286,472
Virginia	—	21,653,729	—	21,653,729
Washington	—	70,573,671	—	70,573,671
West Virginia	—	3,204,775	—	3,204,775

37        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Wisconsin	$—	$33,366,891	$2	$33,366,893
U.S. Possessions	—	233,671,882	—	233,671,882
Corporate Bonds and Notes	—	9,457	—	9,457

Total Assets	$—	$2,136,919,862	$9,301,308	$2,146,221,170

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Florida	$(440,565)	$440,565
Total Assets	$(440,565)	$440,565

*	Transferred from Level 2 to Level 3 because of the lack of observable market data.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,202,751,627[1]

Gross unrealized appreciation	$150,200,379
Gross unrealized depreciation	(391,413,380)

Net unrealized depreciation	$(241,213,001)

1. The Federal tax cost of securities does not include cost of $184,682,544, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

38        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT-Free Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/12/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/12/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	12/12/2014